BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 26, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption (in shares)	61,332,000	61,332,000		61,332,000	61,332,000	61,332,000	61,332,000	52,993,000
Common stock, par value (in USD per share)	$ 0.0001			$ 0.0001			$ 0.0001
Common stock authorized (in shares)	126,700,000			121,000,000			121,000,000
Common stock issued (in shares)	36,362,000			33,415,000			31,483,000
Common stock outstanding (in shares)	36,362,000			33,415,000			31,483,000
Khosla
Common stock subject to possible redemption (in shares)	41,634,412
Common stock subject to possible redemption, redemption price per share (in USD per share)	$ 10.00
Preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	1,000,000	1,000,000
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Khosla | Class A Common Stock
Common stock subject to possible redemption (in shares)	41,634,412	41,634,412
Common stock subject to possible redemption, redemption price per share (in USD per share)		$ 10.00
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	200,000,000	200,000,000
Common stock issued (in shares)	1,132,688	1,132,688
Common stock outstanding (in shares)	1,132,688	1,132,688
Khosla | Class B Common Stock
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	30,000,000	30,000,000
Common stock issued (in shares)	5,000,000	5,000,000
Common stock outstanding (in shares)	5,000,000	5,000,000